FINANCIAL INSTRUMENTS (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Financial Instruments
Cash	$ 4,682,221	$ 6,804,579	$ 8,858,247
Current assets excluding cash	15,974,954	8,807,958	8,563,290
Total current assets	20,657,175	15,612,537	17,421,537
Current liabilities	(5,515,809)	(4,298,684)	(5,195,681)
Working capital	$ 15,141,366	$ 11,313,853	$ 12,225,856